Trade Accounts and Notes Receivable, Other Accounts Receivable and Other Current Assets - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [Line Items]
Other accounts receivable, net	₩ 124,275	₩ 144,480
Related parties [member]
Disclosure of financial assets [Line Items]
Other accounts receivable, net	₩ 2,846	₩ 21,189